CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income (loss) from continued operations	€ (71,100)	€ (84,104)	€ 37,954
Adjustments to reconcile consolidated net income (loss) to net cash
Income tax expense (benefit)	(41)	(1,492)	2,778
Financial result	72,178	3,824	(8,537)
Depreciation and amortization	4,824	7,923	6,904
Net loss (gain) from the disposal of intangibles and PP&E	3	(133)	(602)
Reversal of impairments of financial assets, net		(20)	(22,696)
Other non-cash (income) expenses	(5,000)	(1,432)	182
Change in equity method investments (non-cash)	405
Change in non-current financial assets (non-cash)	(8,478)
Listing expense		71,631
Non-cash effects	(3,447)
Working capital adjustments:
Changes in trade and other receivables	3,704	(3,580)	(6,729)
Changes in inventories	(1,967)	619	8,244
Change in trade and related party payables	9,982	5,086	(6,823)
Change in provisions	132	(598)	382
Taxes received (paid), net	54	(302)	(1,161)
Cash provided by (used in) operating activities	1,250	(2,578)	9,897
Purchases of intangible assets and property, plant and equipment	(6,357)	(5,111)	(6,907)
Receipts from sale and leaseback transaction			8,926
Proceeds from sale (purchases) of financial assets, net	123	(4)
Payment for loan to shareholder			70,000
Proceeds from disposal of a subsidiary		1,000
Interest received	7	61
Cash used in (provided by) investing activities	(6,227)	(4,054)	72,019
Proceeds from debt financing	7,572	3,145
Payments for debt financing	(2,296)	(264)	(81,871)
Proceeds from business combination		14,443
Payment of lease liabilities	(1,513)	(1,543)	(715)
Interest paid	(899)	(853)	(2,044)
Change in restricted cash	59	(30)	917
Transaction with minority shareholder		(10,939)
Cash (used in) provided by financing activities	2,923	3,959	(83,714)
Net increase (decrease) in cash and cash equivalents	(2,055)	(2,673)	(1,798)
Effect of foreign exchange rate changes on cash and cash equivalents	(162)	755	(824)
Cash and cash equivalents at the beginning of the period	3,791	5,710	8,332
Cash and cash equivalents at the end of the period	€ 1,574	€ 3,791	€ 5,710